Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Exchange rate adjust- ments	Cash flow hedges	Tax and other items	Total other reserves
Beginning of the year at Dec. 31, 2016	kr 45,269	kr 510	kr (9)	kr 46,111	kr (924)	kr (1,915)	kr 1,496	kr (1,343)
Net profit for the year	38,130			38,130
Other comprehensive income for the year	1,795			103	(632)	3,942	(1,618)	1,692
Total comprehensive income for the year	39,925			38,233	(632)	3,942	(1,618)	1,692
Transactions with owners:
Dividends (note 4.1)	(18,844)			(18,844)
Share-based payments (note 5.1)	292			292
Tax related to restricted stock units (note 2.6)	18			18
Purchase of treasury shares (note 4.1)	(16,845)		(12)	(16,833)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2017	49,815	500	(11)	48,977	(1,556)	2,027	(122)	349
Change in accounting policy, IFRS 9 (net of tax)	0			(90)			90	90
Net profit for the year	38,628			38,628
Other comprehensive income for the year	(2,398)			87	491	(3,704)	728	(2,485)
Total comprehensive income for the year	36,230			38,625	491	(3,704)	818	(2,395)
Transactions with owners:
Dividends (note 4.1)	(19,048)			(19,048)
Share-based payments (note 5.1)	414			414
Tax related to restricted stock units (note 2.6)	(5)			(5)
Purchase of treasury shares (note 4.1)	(15,567)		(10)	(15,557)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2018	51,839	490	(11)	53,406	(1,065)	(1,677)	696	(2,046)
Net profit for the year	38,951			38,951
Other comprehensive income for the year	1,165			(187)	226	1,348	(222)	1,352
Total comprehensive income for the year	40,116			38,764	226	1,348	(222)	1,352
Transactions with owners:
Dividends (note 4.1)	(19,409)			(19,409)
Share-based payments (note 5.1)	363			363
Tax related to restricted stock units (note 2.6)	18			18
Purchase of treasury shares (note 4.1)	(15,334)		(9)	(15,325)
Reduction of the B share capital (note 4.1)	0	(10)	10
Balance at the end of the year at Dec. 31, 2019	kr 57,593	kr 480	kr (10)	kr 57,817	kr (839)	kr (329)	kr 474	kr (694)